Related Party Transactions	12 Months Ended
Dec. 31, 2021
Disclosure of related party [Abstract]
Related Party Transactions	Related Party Transactions
Compensation of Key Management Personnel
Key management personnel are those persons having authority and responsibility for planning, directing and controlling our activities as a whole. We have determined that key management personnel consists of the members of the Board of Directors along with certain employees of the Company.

For the years ended December 31,	2021	2020	2019
Short-term employee compensation and benefits	$3,918,564	$3,514,527	$3,786,667
Termination benefits	—	495,175	—
Share-based compensation	2,703,256	1,757,723	1,123,408
	$6,621,820	$5,767,425	$4,910,075